Net Income (Loss) per Common Share (Details)		12 Months Ended
	Feb. 04, 2016	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Sep. 30, 2013 shares	Sep. 29, 2013 shares
Earnings Per Share [Abstract]
Number of shares issuable under anti-dilutive options		560,797	599,068.3333333000	550,566.6666667000
Net Income (Loss) Per Common Share (Textual) [Abstract]
Number of outstanding shares of Series D Cumulative Convertible Preferred Stock						27,000
Number of shares of common stock					404,338.3333333000
Subsequent event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio of one share	0.066667